Principal Activities and Reorganization - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 10, 2020 USD ($) $ / shares shares	Feb. 12, 2020 $ / shares shares	Jun. 30, 2019 shares	Feb. 29, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Principal Activities and Reorganization [Line Items]
Percentage of shareholders received shares of company					78.13%	78.13%
Percentage of shareholders pending registration					21.87%	21.87%
Shares issued, price per ADR | $ / shares		$ 10.5
Proceeds from Issuance Initial Public Offering					¥ 340,479	$ 52,181
IPO [Member]
Principal Activities and Reorganization [Line Items]
Shares issued				5,250,000
American depository receipts, description				20 class A common shares
Shares issued, price per ADR | $ / shares				$ 10.50
Series A Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			105,122,000
Series B Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			185,512,580
Series B+ redeemable preferred shares [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			43,937,180
Series B++ redeemable preferred shares [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			16,574,460				16,574,460
Redeemable Preferred Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued								98,900,000	98,900,000
American Depositary Shares [Member] | IPO [Member]
Principal Activities and Reorganization [Line Items]
Shares issued	5,322,453	5,322,453
Proceeds from Issuance Initial Public Offering | $	$ 55,900
American Depositary Shares [Member] | Over-Allotment Option [Member]
Principal Activities and Reorganization [Line Items]
Shares issued	72,453	72,453
Shares issued, price per ADR | $ / shares	$ 10.50
Common Stock [Member]
Principal Activities and Reorganization [Line Items]
Shares issued			261,072,000					184,200,000	184,200,000